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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


/S/ Dominic Williams                      London, England     February 12, 2010
-------------------------------------
Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total:   $296,334
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                                                                            VOTING AUTHORITY
                                                       VALUE    SHRS OR         PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- -------------- --------- -------- --------- ------ ---- ---------- -------- --------- ------ ----
AGCO CORP                          COM      001084102    8,324   257,300   SH           SOLE               257,300
APPLE INC                          COM      037833100      548     2,600   SH           SOLE                 2,600
ARTIO GLOBAL INVS INC           COM CL A    04315B107   17,640   694,200   SH           SOLE               694,200
CHINA UNICOM (HONG KONG) LTD  SPONSORED ADR 16945R104      288    22,000   SH           SOLE                22,000
CISCO SYS INC                      COM      17275R102      718    30,000   SH           SOLE                30,000
COLGATE PALMOLIVE CO               COM      194162103   26,084   317,600   SH           SOLE               317,600
DR PEPPER SNAPPLE GROUP INC        COM      26138E109      848    30,000   SH           SOLE                30,000
GENERAL ELECTRIC CO                COM      369604103   31,395 2,075,000   SH           SOLE             2,075,000
INTERNATIONAL BUSINESS MACHS       COM      459200101   17,237   131,750   SH           SOLE               131,750
KIMBERLY CLARK CORP                COM      494368103   29,791   467,600   SH           SOLE               467,600
LEGG MASON INC                     COM      524901105   36,445 1,210,000   SH           SOLE             1,210,000
LULULEMON ATHLETICA INC            COM      550021109      752    25,000   SH           SOLE                25,000
NILE THERAPEUTICS INC              COM      654145101    1,391 1,231,315   SH           SOLE             1,231,315
POTASH CORP SASK INC               COM      73755L107   14,724   135,000   SH           SOLE               135,000
SUNCOR ENERGY INC NEW              COM      867224107   38,733 1,092,000   SH           SOLE             1,092,000
VIRGIN MEDIA INC                   COM      92769L101    1,093    65,000   SH           SOLE                65,000
WATSON PHARMACEUTICALS INC         COM      942683103   46,768 1,313,239   SH           SOLE             1,313,239
UNITED AMER INDEMNITY LTD         CL A      90933T109    7,792 1,106,981   SH           SOLE             1,106,981
WESTERN UN CO                      COM      959802109   14,130   750,000   SH           SOLE               750,000
AMERICAN WTR WKS CO INC NEW        COM      030420103      224    10,000   SH          DEFINED     01       10,000
CISCO SYSTEMS                      COM      17275R102      168     7,000   SH          DEFINED     01        7,000

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                           FORM 13F INFORMATION TABLE

EBAY INC                           COM      278642103      176     7,500   SH          DEFINED     01        7,500
FIDELITY NATIONAL FINANCIAL        CL A     31620R105      175    13,000   SH          DEFINED     01       13,000
INTERNATIONAL BUSINESS MACHS       COM      459200101      196     1,500   SH          DEFINED     01        1,500
KIMBERLY CLARK CORP                COM      494368103      191     3,000   SH          DEFINED     01        3,000
LEGG MASON INC                     COM      524901105      181     6,000   SH          DEFINED     01        6,000
THERMO FISHER SCIENTIFIC INC       COM      883556102      162     3,400   SH          DEFINED     01        3,400
WAL MART STORES INC                COM      931142103      160     3,000   SH          DEFINED     01        3,000